2. Loans: Schedule of Loans and Financing Receivable (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Gross	$ 544,405,558	$ 512,592,704
Financing Receivable, percent of portfolio	100.00%	100.00%
Financing Receivable, net charge-offs	$ 32,007,285	$ 28,683,335
Financing Receivable, percent net charge-offs	100.00%	100.00%
Cosumer Loans
Financing Receivable, Gross	$ 492,742,657	$ 468,956,278
Financing Receivable, percent of portfolio	90.50%	91.50%
Financing Receivable, net charge-offs	$ 31,119,348	$ 27,824,196
Financing Receivable, percent net charge-offs	97.20%	97.00%
Real Estate Loans
Financing Receivable, Gross	$ 21,754,111	$ 19,914,898
Financing Receivable, percent of portfolio	4.00%	3.90%
Financing Receivable, net charge-offs	$ 10,699	$ 71,789
Financing Receivable, percent net charge-offs	0.00%	0.00%
Sales Finance Contracts
Financing Receivable, Gross	$ 29,908,790	$ 23,721,528
Financing Receivable, percent of portfolio	5.50%	4.60%
Financing Receivable, net charge-offs	$ 877,238	$ 787,350
Financing Receivable, percent net charge-offs	2.80%	3.00%